Growth Portfolio
Schedule of Investments (unaudited)
As of September 30, 2025
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.8%)
Communication Services (13.7%)
	Alphabet Inc. Class C	451,959	110,075
	Meta Platforms Inc. Class A	106,108	77,923
*	Netflix Inc.	33,442	40,094
*	Spotify Technology SA	19,827	13,839
			241,931
Consumer Discretionary (11.4%)
*	Amazon.com Inc.	389,127	85,441
*	Tesla Inc.	106,541	47,381
	Home Depot Inc.	62,460	25,308
	Hilton Worldwide Holdings Inc.	44,969	11,667
	TJX Cos. Inc.	78,422	11,335
*	Chipotle Mexican Grill Inc.	281,822	11,045
*	DraftKings Inc. Class A	261,700	9,787
			201,964
Financials (10.5%)
	Mastercard Inc. Class A	85,190	48,457
	KKR & Co. Inc.	163,423	21,237
	Tradeweb Markets Inc. Class A	158,045	17,540
	Ares Management Corp. Class A	106,800	17,076
	S&P Global Inc.	32,463	15,800
	American Express Co.	44,164	14,670
	Morgan Stanley	83,613	13,291
	Nasdaq Inc.	140,588	12,435
	Visa Inc. Class A	36,424	12,434
	MSCI Inc.	11,064	6,278
*	Corpay Inc.	17,816	5,132
			184,350
Health Care (2.7%)
	Eli Lilly & Co.	32,110	24,500
	Stryker Corp.	42,669	15,774
*	Intuitive Surgical Inc.	17,408	7,785
			48,059
Industrials (6.1%)
	General Electric Co.	116,452	35,031
	GE Vernova Inc.	37,286	22,927
*	Uber Technologies Inc.	208,943	20,470
	Waste Connections Inc. (XTSE)	87,205	15,331
	TransUnion	156,514	13,113
			106,872
Information Technology (52.9%)
	NVIDIA Corp.	1,380,930	257,654
	Microsoft Corp.	437,083	226,387
	Apple Inc.	732,548	186,529
	Broadcom Inc.	303,093	99,993
*	Arista Networks Inc.	146,677	21,372
	ASML Holding NV GDR (Registered)	17,823	17,254
*	Shopify Inc. Class A (XTSE)	114,906	17,076
*	Synopsys Inc.	31,500	15,542
*	ServiceNow Inc.	16,796	15,457
*	HubSpot Inc.	31,813	14,882
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	50,011	13,968
	Intuit Inc.	16,986	11,600
*	Unity Software Inc.	234,412	9,386
	Analog Devices Inc.	37,638	9,248
	Monolithic Power Systems Inc.	9,508	8,753
*	Palantir Technologies Inc. Class A	32,005	5,838
*	ARM Holdings plc ADR	15,717	2,224

		Shares	Market Value ($000)
*,1	Figma Inc. Class A	4,533	235
			933,398
Real Estate (1.5%)
	Welltower Inc.	152,162	27,106
Total Common Stocks (Cost $1,139,088)			1,743,680
Temporary Cash Investments (1.1%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 4.180%	2,436	244
		Face Amount ($000)
Repurchase Agreement (1.1%)
	Bank of America Securities, LLC 4.210%, 10/1/2025 (Dated 9/30/2025, Repurchase Value $18,402, collateralized by U.S. Government Agency Obligations 2.000%–7.000%, 12/1/2026–6/20/2055, with a value of $18,768)	18,400	18,400
Total Temporary Cash Investments (Cost $18,644)			18,644
Total Investments (99.9%) (Cost $1,157,732)			1,762,324
Other Assets and Liabilities—Net (0.1%)			2,603
Net Assets (100%)			1,764,927
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $228.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $242 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
C.	Various inputs may be used to determine the value of the portfolio’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio’s investments as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,743,680	—	—	1,743,680
Temporary Cash Investments	244	18,400	—	18,644
Total	1,743,924	18,400	—	1,762,324